Shareholder Report, Average Annual Return (Details)	12 Months Ended	42 Months Ended
	Oct. 31, 2024	Oct. 31, 2024
C000226939
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	8.99%	(3.16%)
C000226937
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Without Sales Load [Member] | C000226939
Average Annual Return [Line Items]
Average Annual Return, Percent	13.83%	(1.96%)
Without Sales Load [Member] | C000226937
Average Annual Return [Line Items]
Average Annual Return, Percent	14.12%	(1.71%)
Bloomberg US Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate Bond Index
Average Annual Return, Percent	13.63%	(1.10%)
Bloomberg US Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate Bond Index
Average Annual Return, Percent	13.63%	(1.10%)